Document and Entity Information	Apr. 12, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001658247
Document Type	8-K
Document Period End Date	Apr. 12, 2022
Entity Registrant Name	Crinetics Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38583
Entity Tax Identification Number	26-3744114
Entity Address, Address Line One	10222 Barnes Canyon Road
Entity Address, Address Line Two	Bldg. #2
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	450-6464
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CRNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true